Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventories
Inventories

3. Inventories

The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	March 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$2,891	—	$2,559	—
Merrill-Crowe in process	679	536	1,004	691
Carbon column in-process	478	474	478	474
Doré finished goods	941	594	412	278
Total	$4,989	1,604	$4,453	1,443

As of both March 31, 2020 and December 31, 2019, in-process Inventories included $0.1 million of capitalized depreciation and amortization costs.

The following table summarizes ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	March 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads	$26,122	18,921	$22,062	17,019

As of March 31, 2020 and December 31, 2019 (including write-downs discussed below), Ore on leach pads included $2.0 million and $1.8 million, respectively, of capitalized depreciation and amortization costs.

Write-down of production inventories

The estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore gold contents to the actual gold ounces recovered (metallurgical balancing). During the three months ended March 31, 2020, based on metallurgical balancing results, the Company determined that 3,980 ounces of gold that had been placed on the leach pads were no longer recoverable and wrote-off these ounces. As a result of the write-off the Company recognized a Write-down of production inventories on the consolidated statements of operations, which included production costs of $6.4 million and capitalized depreciation and amortization costs of $0.5 million. The write-off of these ounces was primarily due to poor execution of maintaining the critical variables necessary for oxidation and ultimately recovery of a specific cell of the leach pads. As a result, the Company determined that we would recover 20% less than planned of the mismanaged section of the leach pads.

3. Inventories

The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2019		December 31, 2018
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$2,559	—	$1,582	—
Merrill-Crowe in process	1,004	691	—	—
Carbon column in-process	478	474	478	482
Doré finished goods	412	278	—	—
Total	$4,453	1,443	$2,060	482

As of December 31, 2019 and 2018, in-process Inventories included $0.1 million and $0, respectively, of capitalized depreciation and amortization costs.

The following table summarizes ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2019		December 31, 2018
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads	$22,062	17,019	$—	—

As of December 31, 2019 (including the both write-downs discussed below) and 2018, Ore on leach pads included $1.8 million and $0, respectively, of capitalized depreciation and amortization costs.

Write-down of production inventories

As discussed in Note 2 - Summary of Significant Accounting Policies, the estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore gold contents to the actual gold ounces recovered (metallurgical balancing). During the 2019 fourth quarter, based on metallurgical balancing results, the Company determined that 11,680 ounces of gold that had been placed on the leach pads were no longer recoverable and wrote-off these ounces. As a result of the write-off the Company recognized a Write-down of production inventories on the consolidated statements of operations of $16.4 million. Cash production costs written-off were $15.1 million and capitalized depreciation and amortization costs written-off were $1.3 million. The write-off of these ounces was primarily a result of mismanagement of solution flows. The lost gold and silver ounces were leached and captured  in solution. However, prior to the solution being processed through  the Merrill-Crowe  plant, it was inadvertently commingled with barren solution and pumped to leach pads no longer in use, which will prevent it from being recovered in the future.

In addition  to the write-down related to metallurgical balancing during 2019, the Company  performed its lower of cost or net realizable value test for the Ore on leach pads at December 31, 2019 and that resulted in a $2.2 million write-down of production inventories. The $2.2 million write-down includes $2.0 million of cash production costs and $0.2 million of capitalized depreciation and amortization which is included in Write-down of production inventories on the consolidated statements  of operations. The recognition of the write-down  is based on the Company’s application of the lower of cost or net realizable value accounting policy.